Managed Futures Strategy Fund Average Annual Total Returns - Class P [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
ICE BofA 3-Month U.S. Treasury Bill Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.21%	3.19%	2.19%
Class P
Prospectus [Line Items]
Average Annual Return, Percent		5.50%	5.30%	1.76%
Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.07%	3.93%	0.39%
Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.26%	3.52%	0.71%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.